BUSINESS DESCRIPTION (Tables)	12 Months Ended
Dec. 31, 2021
BUSINESS DESCRIPTION
Schedule of Business Description

Details of the subsidiaries of the Company are set out below:

	Date of	Place of	Percentage of
Subsidiaries	incorporation	Incorporation	ownership	Principal activity
Jinxuan JH	March 20, 2017	British Virgin Islands	100	Investment holding
Jacqueline G.D	January 10, 2017	Hong Kong	100	Investment holding
Junhao International	April 10, 2017	Hong Kong	100	Investment holding
Shanxi Jinxuan	October 16, 2012	PRC	100	Distribution and resell of coking coal